DEBT INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Debt Instruments At Fair Value Through Other Comprehensive Income
Schedule of debt instrument

As of December 31, 2018 detail of debt instruments is as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$
Chilean central bank and government securities
Chilean central bank bonds	657,096	-
Chilean central bank notes	56,719	-
Other Chilean central bank and government securities	1,207,221	-
Subtotal	1,921,036	-
of which sold under repurchase agreement	16,109	-
Other Chilean securities
Time deposits in Chilean financial institutions	2,693	-
Mortgage finance bonds of Chilean financial institutions	19,227	-
Other instruments issued in the country	2,907	-
Subtotal	24,827	-
of which sold under repurchase agreement	32,436	-
Foreign financial securities
Foreign Central Banks and Government securities	280,622	-
Other foreign financial securities	167,838	-
Subtotal	448,460	-
of which sold under repurchase agreement	-	-
Total	2,394,323	-

Schedule of changes in the fair value and the corresponding ECL

An analysis of changes in the fair value and the corresponding ECL is as follows:

	Stage1	Stage2	Stage3	TOTAL
	Collective	Collective	Collective
Gross carrying amount at January 1, 2018	2,574,546	-	-	2,574,546
New assets purchased	5,037,857	-	-	5,037,857
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write offs)	(5,604,114)	-	-	(5,604,114)
Changes due to modifications not derecognised	-	-	-	-
Writte-off	-	-	-	-
Foreign Exchange adjustments	386,034	-	-	386,034
At 31 December 2018	2,394,323	-	-	2,394,323

	Stage1	Stage2	Stage3	TOTAL
	Collective	Collective	Collective
ECL at January 1, 2018	324	-	-	324
New assets purchased	634	-	-	634
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write offs)	(705)	-	-	(705)
Changes due to modifications not derecognised	-	-	-	-
Writte-off	-	-	-	-
Foreign Exchange adjustments	5	-	-	5
At 31 December 2018	258	-	-	258

Schedule of available for sale investments

	As of December 31,
	2018	2017
	MCh$	MCh$
Chilean central bank and government securities
Chilean central bank bonds	-	816,331
Chilean central bank notes	-	330,952
Other Chilean central bank and government securities	-	1,115,518
Subtotal	-	2,262,801
Other Chilean securities
Time deposits in Chilean financial institutions	-	2,361
Mortgage finance bonds of Chilean financial institutions	-	22,312
Other instruments issued in the country	-	3,000
Subtotal	-	27,673
Foreign financial securities
Foreign Central Banks and Government securities	-	132,822
Other foreign financial securities	-	151,250
Subtotal	-	284,072
Total	-	2,574,546

Schedule of gross profits and losses realized on the sale of available for sale investments

Gross profits and losses realized on the sale of available for sale investments as of December 31, 2018 is as follows:

MCh$
Sale of available for sale investments generating realized profits	3,505,266
Realized profits	5,286
Sale of available for sale investments generating realized losses	709,371
Realized losses	6,788

Gross profits and losses realized on the sale of available for sale investments as of December 31, 2018, 2017 and 2016, are as follows:

	For the years ended December 31,
	2017	2016
	MCh$	MCh$
Sale of available for sale investments generating realized profits	6,469,344	6,522,549
Realized profits	4,867	12,333
Sale of available for sale investments generating realized losses	466,732	346,906
Realized losses	3	132

Schedule of available for sale investments cumulative unrealized profit and loss

The following charts show the available for sale investments cumulative unrealized profit and loss, as of December 31, 2017:

	Less than 12 months				More than 12 months				Total
	Acquisition cost	Fair value	Unrealized profit	Unrealized loss	Acquisition cost	Fair value	Unrealized profit	Unrealized loss	Acquisition cost	Fair value	Unrealized profit	Unrealized loss
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Chilean central bank and government securities
Chilean central bank Bonds	816,164	816,331	5,513	(5,346)	-	-	-	-	816,164	816,331	5,513	(5,346)
Chilean central bank notes	330,923	330,952	30	(1)	-	-	-	-	330,923	330,952	30	(1)
Other Chilean central bank and government securities	1,117,447	1,115,518	2,960	(4,888)	-	-	-	-	1,117,447	1,115,518	2,960	(4,888)
Subtotal	2,264,534	2,262,801	8,503	(10,235)	-	-	-	-	2,264,534	2,262,801	8,503	(10,235)

Other Chilean securities
Time deposits in Chilean financial institutions	2,361	2,361	-	-	-	-	-	-	2,361	2,361	-	-
Mortgage finance bonds of Chilean financial institutions	21,867	22,312	445	-	-	-	-	-	21,867	22,312	445	-
Chilean financial institution bonds	-	-	-	-	-	-	-	-	-	-	-	-
Chilean corporate bonds	-	-	-	-	-	-	-	-	-	-	-	-
Other Chilean securities	220	3,000	2,780	-	-	-	-	-	220	3,000	2,780	-
Subtotal	24,448	27,673	3,225	-	-	-	-	-	24,448	27,673	3,225	-

Foreign financial securities
Foreign central banks and government securities	133,301	132,822	847	(1,326)	-	-	-	-	133,301	132,822	847	(1,326)
Other foreign financial securities	150,408	151,250	1,097	(256)	-	-	-	-	150,408	151,250	1,097	(256)
Subtotal	283,709	284,072	1,944	(1,582)	-	-	-	-	283,709	284,072	1,944	(1,582)

Total	2,572,691	2,574,546	13,672	(11,817)	-	-	-	-	2,572,691	2,574,546	13,672	(11,817)